Equity (Details)	3 Months Ended
Mar. 31, 2024 USD ($)
Equity (Details) [Line Items]
Unrecognized compensation cost (in Dollars)	$ 65,500,000
Employee Stock Option [Member]
Equity (Details) [Line Items]
Weighted average period over which unrecognized compensation cost will be recognized	1 year 9 months 3 days
Unrecognized compensation cost (in Dollars)	$ 300,000